Commitments, Guarantees and Contingent Liabilities	12 Months Ended
Mar. 31, 2015
Commitments, Guarantees and Contingent Liabilities

31. Commitments, Guarantees and Contingent Liabilities

Commitments—As of March 31, 2015, the Company and its subsidiaries have commitments for the purchase of equipment to be leased, having a cost of ¥22,500 million.

The minimum future rentals on non-cancelable operating leases are as follows:

Years ending March 31,	Millions of yen
2016	¥18,774
2017	9,120
2018	6,614
2019	5,786
2020	5,499
Thereafter	40,115

Total	¥85,908

The Company and its subsidiaries lease office space under operating lease agreements, which are primarily cancelable, and made rental payments totaling ¥7,848 million, ¥10,217 million and ¥15,782 million in fiscal 2013, 2014 and 2015, respectively.

Certain computer systems of the Company and its subsidiaries have been operated and maintained under non-cancelable contracts with third-party service providers. For such services, the Company and its subsidiaries made payments totaling ¥487 million, ¥3,297 million and ¥4,231 million in fiscal 2013, 2014 and 2015, respectively. The longest contract of them will mature in fiscal 2021. As of March 31, 2015, the amounts due are as follows:

Years ending March 31,	Millions of yen
2016	¥3,933
2017	2,360
2018	1,624
2019	1,469
2020	1,058
Thereafter	59

Total	¥10,503

The Company and its subsidiaries have commitments to fund estimated construction costs to complete ongoing real estate development projects and other commitments, totaling ¥89,500 million as of March 31, 2015.

The Company and its subsidiaries have agreements to commit to execute loans for customers, and to invest in funds, as long as the agreed-upon terms are met. As of March 31, 2015, the total unused credit and capital amount available is ¥370,378 million.

Guarantees—The Company and its subsidiaries apply ASC 460 (“Guarantees”), and at the inception of a guarantee recognize a liability in the consolidated balance sheets at fair value for the guarantee within the scope of ASC 460. The following table represents the summary of potential future payments, book value recorded as guarantee liabilities of the guarantee contracts outstanding and maturity of the longest guarantee contracts as of March 31, 2014 and 2015:

	2014			2015
	Millions of yen		Fiscal year	Millions of yen		Fiscal year
Guarantees	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract	Potential future payment	Book value of guarantee liabilities	Maturity of the longest contract
Corporate loans	¥349,435	¥3,577	2021	¥439,253	¥4,959	2022
Transferred loans	212,150	3,671	2045	213,099	2,357	2045
Consumer loans	96,183	9,607	2018	117,153	11,773	2018
Housing loans	56,021	7,013	2051	59,743	6,422	2051
Other	3,070	92	2024	2,963	28	2024

Total	¥716,859	¥23,960	—	¥832,211	¥25,539	—

Guarantee of corporate loans: The Company and certain subsidiaries mainly guarantee corporate loans issued by financial institutions for customers. The Company and its subsidiaries are obliged to pay the outstanding loans when the guaranteed customers fail to pay principal and/or interest in accordance with the contract terms. In some cases, the corporate loans are secured by the guaranteed customers’ assets. Once the Company and its subsidiaries assume the guaranteed customers’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets. In other cases, certain contracts that guarantee corporate loans issued by financial institutions for customers include contracts that the amounts of performance guarantee are limited to a certain range of guarantee commissions. As of March 31, 2014 and 2015, total notional amount of the loans subject to such guarantees are ¥1,269,000 million and ¥1,204,000 million, respectively, and book value of guarantee liabilities are ¥823 million and ¥1,016 million, respectively. The potential future payment amounts for these guarantees are limited to a certain range of the guarantee commissions, which are less than the total notional amounts of the loans subject to these guarantees. The potential future payment amounts for the contract period are calculated from the guarantee limit which is arranged by financial institutions in advance as to contracts that the amounts of performance guarantee are unlimited to a certain range of guarantee commissions. For this reason, the potential future payment amounts for these guarantees include the amount of the guarantee which may occur in the future, which is larger than the balance of guarantee executed as of the end of the fiscal year. The executed guarantee balance includes defrayment by financial institutions which we bear temporarily at the time of execution, and credit risk for financial institutions until liquidation of this guarantee. Our substantial amounts of performance guarantee except credit risk for financial institutions are limited to our defrayment which is arranged by financial institutions in advance.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events. There have been no significant changes in the payment or performance risk of the guarantees in fiscal 2015.

Guarantee of transferred loans: A subsidiary in the United States is authorized to underwrite, originate, fund, and service multi-family and seniors housing loans without prior approval from Fannie Mae under Fannie Mae’s Delegated Underwriting and Servicing program. As part of this program, Fannie Mae provides a commitment to purchase the loans.

In return for the delegated authority, the subsidiary guarantees the performance of certain housing loans transferred to Fannie Mae and has the payment or performance risk of the guarantees to absorb some of the losses when losses arise from the transferred loans.

There were no significant changes in the payment or performance risk of these guarantees in fiscal 2015.

Guarantee of consumer loans: A subsidiary guarantees consumer loans, typically card loans, issued by Japanese financial institutions. The subsidiary is obligated to pay the outstanding obligations when these loans become delinquent generally a month or more.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events.

There were no significant changes in the payment or performance risk of the guarantees in fiscal 2015.

Guarantee of housing loans: The Company and certain subsidiaries guarantee housing loans issued by Japanese financial institutions to third party individuals. The Company and its subsidiaries are typically obliged to pay the outstanding loans when these loans become delinquent three months or more. The housing loans are usually secured by the real properties. Once the Company and its subsidiaries assume the guaranteed parties’ obligation, the Company and its subsidiaries obtain a right to claim the collateral assets.

Payment or performance risk of the guarantees is considered based on the historical experience of credit events.

There were no significant changes in the payment or performance risk of the guarantees in fiscal 2015.

Other guarantees: Other guarantees include the guarantees to financial institutions and the guarantees derived from collection agency agreements. Pursuant to the contracts of the guarantees to financial institutions, a subsidiary pays to the financial institutions when customers of the financial institutions become debtors and default on the debts. Pursuant to the agreements of the guarantees derived from collection agency agreements, the Company and certain subsidiaries collect third parties’ debt and pay the uncovered amounts.

Litigation—The Company and its subsidiaries are involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s financial position or results of operations.